Securities Available for Sale - Summary of Securities in Continuous Unrealized Loss Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than Twelve Months	$ (490)	$ (63)
Fair Value, Less Than Twelve Months	20,349	14,039
Gross Unrealized Losses, More Than Twelve Months	(9)	(90)
Fair Value, More Than Twelve Months	501	3,242
US Government Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than Twelve Months	(17)	(9)
Fair Value, Less Than Twelve Months	1,529	1,616
Gross Unrealized Losses, More Than Twelve Months	0	0
Fair Value, More Than Twelve Months	0	0
Municipal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than Twelve Months	(282)	(14)
Fair Value, Less Than Twelve Months	6,111	1,620
Gross Unrealized Losses, More Than Twelve Months	0	(40)
Fair Value, More Than Twelve Months	0	1,224
Mortgage-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than Twelve Months	(191)	(40)
Fair Value, Less Than Twelve Months	12,709	10,803
Gross Unrealized Losses, More Than Twelve Months	(9)	(50)
Fair Value, More Than Twelve Months	$ 501	$ 2,018